Accounts receivable - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Accounts Receivables [Line Items]
Allowance for credit loss	$ 3,506		$ 3,506		$ 0
Fair value gain arising from changes in estimates					805,789	$ 0
Gains (Losses) Arising From Changes in Estimates Of Accounts Receivable	$ 3,971,482	$ 107,535	$ 5,709,952	$ 167,969
Service Related Receivables [Member]
Accounts Receivables [Line Items]
Allowance for credit loss					$ 0	$ 0